Warrants -Summary of Information about Convertible Preferred Stock and Common Stock Warrants Outstanding (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Apr. 30, 2013	Oct. 31, 2012
Other Liabilities Disclosure [Abstract]
Percentage on funded principal amount	15.00%
Percentage on value of common stock in sale of company or an initial public offering	70.00%	70.00%	70.00%	70.00%
Percentage of exercise price on value of common stock	70.00%	70.00%	70.00%	70.00%